Total
Altegris/Crabel Multi-Strategy Fund
Investment Objective:
The Fund’s investment objective is to seek long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Different intermediaries may impose different sales loads (please see Sales Charge Waivers on page _______ and Appendix A – Financial Intermediary Sales Charge Variations to this prospectus). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page _______ of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page ________ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Altegris/Crabel Multi-Strategy Fund		Altegris/Crabel Multi-Strategy Fund Class A	Altegris/Crabel Multi-Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	[1]	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)		none	none
[1]	For purchases over $1,000,000.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Altegris/Crabel Multi-Strategy Fund		Altegris/Crabel Multi-Strategy Fund Class A	Altegris/Crabel Multi-Strategy Fund Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		16.35%	16.35%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		18.11%	17.86%
Fee Waiver	[2]	(16.11%)	(16.11%)
Total Annual Fund Operating Expenses After Fee Waiver		2.00%	1.75%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. This is the amount indirectly paid by the Fund to an unaffiliated money market fund to manage the Fund’s cash.
[2]	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2025 to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.99%, and 1.74% of average daily net assets attributable to Class A, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits at the time of waiver and recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Altegris/Crabel Multi-Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Altegris/Crabel Multi-Strategy Fund Class A	866	3,837	6,155	9,760
Altegris/Crabel Multi-Strategy Fund Class I	178	3,407	5,859	9,708

For purchases of $1,000,000 or more of Class A shares, you would pay the following expenses if you did not redeem your Class A Shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Altegris/Crabel Multi-Strategy Fund | Altegris/Crabel Multi-Strategy Fund Class A | USD ($)	766	3,837	6,155	9,760

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets among multiple investment strategies, as described below, with a goal of delivering an “all weather” solution that has the potential to provide positive returns in all market environments.

Tactical Futures Strategy. The Tactical Futures strategy is a long-short strategy that seeks to deliver long term capital appreciation for the Fund through trend following exposure with defensive positioning designed to provide rapid responses to declines in equity markets. The Tactical Futures strategy is implemented as a combination of two component strategies: the (i) “Advanced Trend” and (ii) “Contra” strategies.

●	Advanced Trend is a trend-following strategy pursued through the application of systematic trading strategies designed to efficiently capture long-term trend following returns across a diverse set of global futures, forwards and foreign exchange instruments and market sectors including commodities, currencies, equities and interest rates.

●	Contra implements a diverse set of short-term, systematic trading strategies designed to exhibit negative correlation to global equity markets (that is, the strategy seeks to provide returns inverse to those of global equity markets). Because Contra is designed to perform well when global equity markets are in decline (i.e. negative correlation), this component of the Tactical Futures strategy is intended to deliver positive returns in all market environments for the Fund, while remaining opportunistically geared towards volatile, equity bear market environments.

In pursuing the Tactical Futures strategy, a combination of Advanced Trend and Contra, the Fund trades futures and forwards contracts across approximately 200 global contract markets. The number of global markets traded may increase or decrease from time to time. Specific asset classes traded across global markets will encompass equities, spot currencies and forward foreign exchange contracts, government and corporate debt securities, interest rate instruments, stock indices, precious metals and traditional and base industrial commodities. Specific types of instruments that the Fund may purchase across these asset classes will include (i) forward and futures contracts (as noted above), (ii) covered and uncovered options on futures or securities, (iii) swap transactions involving equity securities or other instruments, (iv) commodity spot market contracts, (v) contracts for differences, (vi) interest rate, volatility and credit derivatives; and (vii) foreign exchange forward contracts. These instruments may be listed or unlisted and rated or unrated, and derivative instruments may be exchange-traded or bought and sold over-the-counter. The breadth of contracts traded across varied asset classes, and the anticipated volume of identified trends or trading signals, and corresponding trading strategies implemented to capitalize on such trends or signals, may generate high trading and turnover levels within the Tactical Futures strategy portfolio at times.

The Fund will execute a portion of the Tactical Futures strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in non-financial commodity futures contracts, other financial instruments providing exposure to interests in physical commodities (consistent with the Tactical Futures strategy as described above), and also in fixed income securities (consistent with the Fixed Income strategy described below) that will serve as margin or collateral for the Subsidiary’s commodities and commodity futures positions. The Fund will also execute a portion of the Tactical Futures strategy portfolio investments directly, outside of the Subsidiary, with this portion being primarily financial futures contracts and in fixed income securities (consistent with the Fixed Income strategy described below) that will serve as margin or collateral for such financial futures positions. The Subsidiary pursues the same principal investment strategies as the Fund, and is subject to the same investment risks and portfolio investment restrictions and limitations as the Fund on a consolidated basis. Investment by the Fund through its Subsidiary in non-financial commodity futures contracts, as utilized in pursuit of the Tactical Futures strategy, allows it to gain exposure to such contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Equity Strategy. The Fund will allocate a portion of its assets to an Equity strategy intended to provide the Fund’s portfolio with long-term, strategic exposure to U.S. and non-U.S., primarily liquid equity securities of issuers across both developed and emerging market countries, and implemented on a relatively passive, long-only, “buy-and-hold” basis. Within the Equity strategy, the Fund may invest in all types of equity securities and equity-related instruments without regard to market capitalization. For example, equity securities and equity-related instruments include exchange-traded and over-the-counter common and preferred stocks, security futures, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, financial futures contracts, real estate investment trusts (“REITs”) and shares of other open- and closed-end investment companies (including exchanged-traded funds (“ETFs”). The Fund may also participate as a purchaser in initial public offerings of securities (“IPO”), a company’s first offering of stock to the public. The Fund generally considers emerging market countries to be those designated as an emerging market country as reflected by the MSCI Emerging Markets Index.

Fixed Income Strategy. With respect to assets of the Fund not allocated to investments pursuant to the Tactical Futures or Equity strategies, and to generate potential additional income and capital appreciation, which may add diversification to the returns generated by the Fund’s Tactical Futures and Equity strategies, the Fund will implement an additional Fixed Income strategy comprised of long-only investments in cash, cash equivalents, securities issued by the U.S. government and its agencies and instrumentalities, money market securities and other interest-bearing instruments, or in fixed income securities of any credit quality or maturity, including but not limited to: (i) corporate bonds, (ii) corporate loans, (iii) sovereign debt, (iv) convertible bonds, (v) municipal bonds, (vi) inflation-linked bonds and (vii) credit default linked instruments. The Fund may also invest in money market funds or other investment companies (including ETFs) whose assets are comprised primarily of any of the above-described types of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes.

Multi-Strategy Exposures. The Adviser, based upon the prior performance and anticipated future performance of the Tactical Futures strategy, and in consultation with the Fund’s Sub-Adviser, anticipates that 60% to 90%, typically 75%, of the Fund’s net assets will be attributable to investments implementing the Tactical Futures strategy. Within the Tactical Futures strategy, and depending on prevailing market conditions, portfolio composition and systematic trading signals, the Fund’s portfolio managers will periodically re-allocate exposure among its two component strategies: Advanced Trend and Contra. The Adviser anticipates that approximately 50% to 80% of Fund net assets will be allocated to Advanced Trend, and approximately 5% to 50% of the Fund’s net assets will be allocated to Contra. The Adviser anticipates that 35% to 65%, typically 50% of the Fund’s net assets will be attributable to investments made pursuant to the Equity Strategy. The remainder of Fund assets will be invested pursuant to the Fixed Income strategy.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets, including those assets held in the subsidiary, in illiquid investments. The Fund’s investments in certain derivative instruments involve the use of leverage. In pursuing the Fund’s objective, the Adviser may engage in frequent trading of the Fund’s portfolio investment, resulting in a higher portfolio turnover rate.

Other Investments. In addition to the investments specifically described above, the Fund in pursuing its investment objective may also engage in other types of derivative transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. The Fund may invest in other investment companies, commodity pools, closed-end investment companies, ETFs, and domestic or foreign private investment vehicles.

Key Strategy Terms

A Trend-following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buying or selling investments based on the assessment of these trade signals as determined before a trade is made.

Systematic trading is an investment approach that emphasizes data-driven insights, scientific testing, and disciplined portfolio construction techniques to seek varied portfolio outcomes.

Negative Correlation is a relationship between two variables in which one variable increases as the other decreases (i.e., they move in opposite directions).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investments as well the Fund’s indirect investments through the Subsidiary. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash or Cash Equivalents Risk. The Fund may at times have significant investments in cash or cash equivalents, and at such times, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Securities Risk: Convertible securities are hybrid instruments that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risks.

Counterparty Risk: The risk that a party upon whom the Fund relies on to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Defaulted Securities Risk: Investments in defaulted securities and obligations of distressed issuers are subject to significant uncertainties and are considered speculative.

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over-the-counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Security Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Exchange Traded Fund (“ETF”) and Closed-End Fund (“CEF”) Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it may invest and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the ETF or CEF. Shares of ETFs and listed CEFs may trade at a discount or premium to their net asset value per share.

Fixed Income Risk: When a fund invests in fixed income securities or derivatives, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a fund.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign (Non-US) Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing Commodity Futures Trading Commission (“CFTC”) regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign (Non-U.S.) Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures and Forwards Contract Risk. The primary risks associated with the use of futures and forwards contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Inflation-Linked Bond Risk. Inflation-linked bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation, and the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-linked bonds is expected to change in response to changes in interest rates, and rising interest rates may lead to a decrease in value of inflation-linked bonds.

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Limited History of Operations: The Fund has a limited history of operations.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Loan Risk: Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

Management Risk: Portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of a sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The Fund’s investments may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, wars, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Municipal Securities Risk. The value of municipal bonds depends on specific revenue sources to fund their payment obligations, which may fluctuate and cause the risk of default or non-payment to increase. In addition, changes in tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Other Investment Companies Risk: Other investment companies in which the Fund may invest are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Sovereign Debt Risk. The issuer of foreign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default.

Structured Products Risk: Structured products involve tracking risk, issuer default risk and may involve leverage risk.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes a fund to incur higher transaction costs which may adversely affect its performance.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: If the Fund utilizes a Subsidiary to make certain portfolio investments, the Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund would be higher because you would indirectly bear the expenses of a Subsidiary.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the I shares of the Fund for the full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s net asset value for each of its share classes, will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

Best Quarter:	Second Quarter 2023	0.20%
Worst Quarter:	Third Quarter 2023	(0.50%)

Average Annual Total Returns For Periods ended December 31, 2023
Average Annual Total Returns - Altegris/Crabel Multi-Strategy Fund		Label	1 Year	Since Inception	Inception Date
Altegris/Crabel Multi-Strategy Fund Class I		return before taxes	(0.53%)	(0.53%)	Dec. 30, 2022
Altegris/Crabel Multi-Strategy Fund Class I | After Taxes on Distributions			(1.57%)	(1.57%)
Altegris/Crabel Multi-Strategy Fund Class I | After Taxes on Distributions and Sales			(0.83%)	(0.83%)
Altegris/Crabel Multi-Strategy Fund Class A		return before taxes	(6.23%)	(6.23%)	Dec. 30, 2022
ICE BofA 3 Month Treasury Bill	[1]		5.03%	5.03%
[1]	ICE BofA 3 Month Treasury Bill is an unmanaged index that measures returns of three-month Treasury Bills.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A shares will vary from Class I shares.

Unlike mutual funds investors cannot invest in an index and the index does not reflect any trading costs or management fees.

Altegris/Crabel Multi-Strategy Fund | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. The Fund may at times have significant investments in cash or cash equivalents, and at such times, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Altegris/Crabel Multi-Strategy Fund | Commodity Risk [Member]

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Altegris/Crabel Multi-Strategy Fund | Convertible Securities Risk [Member]

Convertible Securities Risk: Convertible securities are hybrid instruments that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risks.

Altegris/Crabel Multi-Strategy Fund | Counterparty Risk [Member]
Counterparty Risk: The risk that a party upon whom the Fund relies on to consummate a transaction will default.
Altegris/Crabel Multi-Strategy Fund | Credit Risk [Member]

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Altegris/Crabel Multi-Strategy Fund | Currency Risk [Member]

Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Altegris/Crabel Multi-Strategy Fund | Defaulted Securities Risk [Member]
Defaulted Securities Risk: Investments in defaulted securities and obligations of distressed issuers are subject to significant uncertainties and are considered speculative.
Altegris/Crabel Multi-Strategy Fund | Derivatives Risk [Member]

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over-the-counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

Altegris/Crabel Multi-Strategy Fund | Emerging Market Risk [Member]

Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Altegris/Crabel Multi-Strategy Fund | Equity Security Risk [Member]

Equity Security Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Altegris/Crabel Multi-Strategy Fund | Exchange Traded Fund E T F And Closed End Fund C E F Risk [Member]

Exchange Traded Fund (“ETF”) and Closed-End Fund (“CEF”) Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it may invest and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the ETF or CEF. Shares of ETFs and listed CEFs may trade at a discount or premium to their net asset value per share.

Altegris/Crabel Multi-Strategy Fund | Fixed Income Risk [Member]

Fixed Income Risk: When a fund invests in fixed income securities or derivatives, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a fund.

Altegris/Crabel Multi-Strategy Fund | Foreign Currency Risk [Member]

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Altegris/Crabel Multi-Strategy Fund | Foreign Non U S Exchanges Risk [Member]

Foreign (Non-US) Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing Commodity Futures Trading Commission (“CFTC”) regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Altegris/Crabel Multi-Strategy Fund | Foreign Non U S Investment Risk [Member]

Foreign (Non-U.S.) Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Altegris/Crabel Multi-Strategy Fund | Futures And Forwards Contract Risk [Member]

Futures and Forwards Contract Risk. The primary risks associated with the use of futures and forwards contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Altegris/Crabel Multi-Strategy Fund | Inflation Linked Bond Risk [Member]

Inflation-Linked Bond Risk. Inflation-linked bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation, and the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-linked bonds is expected to change in response to changes in interest rates, and rising interest rates may lead to a decrease in value of inflation-linked bonds.

Altegris/Crabel Multi-Strategy Fund | Interest Rate Risk [Member]

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Altegris/Crabel Multi-Strategy Fund | Issuer Specific Risk [Member]

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Altegris/Crabel Multi-Strategy Fund | Junk Bond Risk [Member]

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Altegris/Crabel Multi-Strategy Fund | Leverage Risk [Member]

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Altegris/Crabel Multi-Strategy Fund | Limited History Of Operations [Member]
Limited History of Operations: The Fund has a limited history of operations.
Altegris/Crabel Multi-Strategy Fund | Liquidity Risk [Member]

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Altegris/Crabel Multi-Strategy Fund | Loan Risk [Member]

Loan Risk: Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

Altegris/Crabel Multi-Strategy Fund | Management Risk [Member]

Management Risk: Portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of a sub-adviser may also prove incorrect and may not produce the desired results.

Altegris/Crabel Multi-Strategy Fund | Market Risk [Member]

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Altegris/Crabel Multi-Strategy Fund | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The Fund’s investments may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, wars, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Altegris/Crabel Multi-Strategy Fund | Municipal Securities Risk [Member]

Municipal Securities Risk. The value of municipal bonds depends on specific revenue sources to fund their payment obligations, which may fluctuate and cause the risk of default or non-payment to increase. In addition, changes in tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Altegris/Crabel Multi-Strategy Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Altegris/Crabel Multi-Strategy Fund | Options Risk [Member]

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Altegris/Crabel Multi-Strategy Fund | Other Investment Companies Risk [Member]

Other Investment Companies Risk: Other investment companies in which the Fund may invest are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Altegris/Crabel Multi-Strategy Fund | Preferred Stock Risk [Member]

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Altegris/Crabel Multi-Strategy Fund | R E I T Risk [Member]

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Altegris/Crabel Multi-Strategy Fund | Short Position Risk [Member]

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Altegris/Crabel Multi-Strategy Fund | Sovereign Debt Risk [Member]

Sovereign Debt Risk. The issuer of foreign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default.

Altegris/Crabel Multi-Strategy Fund | Structured Products Risk [Member]
Structured Products Risk: Structured products involve tracking risk, issuer default risk and may involve leverage risk.
Altegris/Crabel Multi-Strategy Fund | Taxation Risk [Member]

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Altegris/Crabel Multi-Strategy Fund | Turnover Rate Risk [Member]

Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes a fund to incur higher transaction costs which may adversely affect its performance.

Altegris/Crabel Multi-Strategy Fund | Volatility Risk [Member]

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Altegris/Crabel Multi-Strategy Fund | Wholly Owned Subsidiary Risk [Member]

Wholly-Owned Subsidiary Risk: If the Fund utilizes a Subsidiary to make certain portfolio investments, the Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund would be higher because you would indirectly bear the expenses of a Subsidiary.